Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Segment information
Tabular disclosure of information by geographic area

			Total Revenue
	2019	2018	2017
	$m	$m	$m
UK	1,822	2,390	3,240

Continental Europe
France	578	617	701
Germany	704	592	541
Italy	396	426	514
Spain	359	396	447
Sweden	834	477	842
Others	1,291	1,312	1,512
	4,162	3,820	4,557
The Americas
Canada	466	483	482
US	8,047	7,240	6,666
Others	814	806	809
	9,327	8,529	7,957
Asia, Africa & Australasia
Australia	266	313	377
China	4,867	3,778	2,955
Japan	2,522	1,952	2,172
Others	1,418	1,308	1,207
	9,073	7,351	6,711
Total Revenue	24,384	22,090	22,465

Total Revenue outside of the UK totalled $22,562m for the year ended 31 December 2019 (2018: $19,700m; 2017: $19,225m).

		Operating profit/(loss)			Profit/(loss) before tax
	2019	2018	2017	2019	2018	2017
	$m	$m	$m	$m	$m	$m
UK	466	(66)	(694)	93	(514)	(1,146)
Continental Europe	1,502	3,671	2,482	1,006	3,179	1,918
The Americas	(8)	(757)	1,242	(474)	(1,171)	822
Asia, Africa & Australasia	964	539	647	923	499	633
Continuing operations	2,924	3,387	3,677	1,548	1,993	2,227

Tabular disclosure of assets by geographic area

			Non-current assets	[1]			Total assets
	2019	2018	2017		2019	2018	2017
	$m	$m	$m		$m	$m	$m
UK	6,778	4,828	5,371		15,302	13,573	12,842
Continental Europe	15,220	14,529	16,305		18,182	17,119	18,962
The Americas	19,513	22,191	24,811		23,380	26,381	28,180
Asia, Africa & Australasia	1,235	976	1,024		4,513	3,578	3,370
Continuing operations	42,746	42,524	47,511		61,377	60,651	63,354

			Assets acquired	[2]		Net operating assets		[3]
	2019	2018	2017		2019	2018	2017
	$m	$m	$m		$m	$m	$m
UK	2,255	556	400		4,206	3,471	3,351
Continental Europe	386	530	629		9,201	8,913	10,228
The Americas	236	356	585		15,929	18,598	20,339
Asia, Africa & Australasia	120	105	138		1,432	1,037	1,198
Continuing operations	2,997	1,547	1,752		30,768	32,019	35,116
[1]	Non-current assets exclude Deferred tax assets and Derivative financial instruments.
[2]	Included in Assets acquired are those assets that are expected to be used during more than one period (Property, plant and equipment, Goodwill and Intangible assets).
[3]	Net operating assets exclude short-term investments, cash, short-term borrowings, loans, Derivative financial instruments, retirement benefit obligations and non-operating receivables and payables.

		Property, plant and equipment
	2019	2018	2017
	$m	$m	$m
UK	1,920	1,605	1,455
Sweden	1,488	1,456	1,508
US	2,758	2,844	3,055
Rest of the world	1,522	1,516	1,597
Continuing operations	7,688	7,421	7,615

Tabular disclosure of product sales

	2019	2018	2017
	$m	$m	$m
UK	458	469	489
Continental Europe	3,891	4,388	4,712
The Americas	9,032	8,177	7,467
Asia, Africa & Australasia	10,184	8,015	7,484
Continuing operations	23,565	21,049	20,152